JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 98.5%
Aerospace & Defense — 0.3%
Hexcel Corp. *	57	3,411

Airlines — 0.2%
Frontier Group Holdings, Inc. *	127	2,009

Auto Components — 0.9%
Fox Factory Holding Corp. *	34	4,897
LCI Industries	18	2,398
Patrick Industries, Inc. (a)	45	3,734

		11,029

Automobiles — 0.4%
Winnebago Industries, Inc. (a)	58	4,186

Banks — 10.6%
BancFirst Corp.	95	5,711
Camden National Corp.	155	7,412
City Holding Co.	64	5,014
Columbia Banking System, Inc.	235	8,928
Community Trust Bancorp, Inc.	155	6,515
Cullen/Frost Bankers, Inc.	35	4,097
First Busey Corp.	380	9,359
First Commonwealth Financial Corp.	502	6,840
First Financial Bancorp	157	3,667
First Financial Bankshares, Inc. (a)	112	5,168
First Hawaiian, Inc.	103	3,029
First Merchants Corp.	181	7,554
Heritage Commerce Corp.	516	5,999
Independent Bank Corp. (a)	103	7,856
Independent Bank Corp.	392	8,420
Lakeland Bancorp, Inc.	459	8,094
Pinnacle Financial Partners, Inc.	41	3,830
Simmons First National Corp., Class A	256	7,554
SouthState Corp.	40	2,987
Trustmark Corp.	196	6,316

		124,350

Beverages — 0.4%
Primo Water Corp.	310	4,866

Biotechnology — 6.6%
ACADIA Pharmaceuticals, Inc. *	97	1,613
ADC Therapeutics SA (Switzerland) * (a)	98	2,672
Alector, Inc. * (a)	86	1,959
Allogene Therapeutics, Inc. * (a)	51	1,319
Amicus Therapeutics, Inc. *	355	3,394
Apellis Pharmaceuticals, Inc. *	37	1,220
Arrowhead Pharmaceuticals, Inc. *	77	4,781
Atara Biotherapeutics, Inc. *	174	3,118
Avrobio, Inc. *	123	689
Biohaven Pharmaceutical Holding Co. Ltd. *	42	5,858
Blueprint Medicines Corp. *	47	4,857
Bridgebio Pharma, Inc. * (a)	59	2,752
Coherus Biosciences, Inc. * (a)	195	3,128
Fate Therapeutics, Inc. * (a)	39	2,285
FibroGen, Inc. *	33	337
G1 Therapeutics, Inc. * (a)	99	1,323
Generation Bio Co. *	46	1,152
Halozyme Therapeutics, Inc. *	161	6,535
Heron Therapeutics, Inc. * (a)	231	2,473
Kronos Bio, Inc. * (a)	62	1,293
Natera, Inc. *	51	5,629
Orchard Therapeutics plc, ADR (United Kingdom) * (a)	74	170
PMV Pharmaceuticals, Inc. * (a)	46	1,370
REGENXBIO, Inc. *	87	3,652
Relay Therapeutics, Inc. *	62	1,943
REVOLUTION Medicines, Inc. * (a)	53	1,448
Rubius Therapeutics, Inc. * (a)	83	1,485
Sage Therapeutics, Inc. *	27	1,195
Sana Biotechnology, Inc. * (a)	55	1,238
Twist Bioscience Corp. * (a)	49	5,212
Verve Therapeutics, Inc. * (a)	41	1,928

		78,028

Building Products — 2.7%
Advanced Drainage Systems, Inc.	49	5,249
AZEK Co., Inc. (The) *	142	5,174
Carlisle Cos., Inc.	25	4,873
CSW Industrials, Inc.	20	2,554
Gibraltar Industries, Inc. *	55	3,804
Simpson Manufacturing Co., Inc.	44	4,726
UFP Industries, Inc.	91	6,169

		32,549

Capital Markets — 2.2%
Evercore, Inc., Class A	32	4,218
Focus Financial Partners, Inc., Class A *	96	5,004
LPL Financial Holdings, Inc.	55	8,545
Virtus Investment Partners, Inc.	26	8,003

		25,770

Chemicals — 3.6%
Chase Corp.	57	5,823
Diversey Holdings Ltd. *	310	4,972
Hawkins, Inc.	206	7,197
HB Fuller Co.	106	6,860
Innospec, Inc.	67	5,648
Stepan Co.	52	5,826
Valvoline, Inc.	196	6,112
Zymergen, Inc. * (a)	57	756

		43,194

Commercial Services & Supplies — 1.6%
ACV Auctions, Inc., Class A *	41	734
Brady Corp., Class A	159	8,067
Deluxe Corp.	85	3,046
Kimball International, Inc., Class B	233	2,606
MSA Safety, Inc.	32	4,664

		19,117

Communications Equipment — 0.7%
Ciena Corp. *	51	2,642
Viavi Solutions, Inc. *	375	5,903

		8,545

Construction & Engineering — 0.6%
Comfort Systems USA, Inc.	104	7,412

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc. *	16	2,289
Duolingo, Inc. * (a)	9	1,425

		3,714

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Diversified Telecommunication Services — 1.2%
Bandwidth, Inc., Class A * (a)	28	2,523
Iridium Communications, Inc. *	115	4,583
Radius Global Infrastructure, Inc. * (a)	425	6,940

		14,046

Electric Utilities — 0.2%
Portland General Electric Co.	59	2,792

Electrical Equipment — 0.9%
Array Technologies, Inc. *	99	1,826
Bloom Energy Corp., Class A * (a)	118	2,215
Shoals Technologies Group, Inc., Class A *	115	3,193
Vertiv Holdings Co.	151	3,645

		10,879

Electronic Equipment, Instruments & Components — 2.5%
Fabrinet (Thailand) *	25	2,563
II-VI, Inc. *	88	5,241
Insight Enterprises, Inc. *	80	7,206
Itron, Inc. * (a)	60	4,515
Littelfuse, Inc.	22	5,958
Plexus Corp. *	45	4,010

		29,493

Equity Real Estate Investment Trusts (REITs) — 6.8%
Agree Realty Corp.	62	4,106
American Campus Communities, Inc.	110	5,330
American Homes 4 Rent, Class A	188	7,161
Centerspace	57	5,362
CubeSmart	60	2,884
Highwoods Properties, Inc.	110	4,825
JBG SMITH Properties	170	5,034
Plymouth Industrial REIT, Inc.	248	5,633
Rayonier, Inc. (a)	154	5,483
Retail Properties of America, Inc., Class A	284	3,655
Rexford Industrial Realty, Inc.	114	6,469
RLJ Lodging Trust	475	7,059
Sunstone Hotel Investors, Inc. *	725	8,657
Terreno Realty Corp.	150	9,470

		81,128

Food & Staples Retailing — 0.8%
Grocery Outlet Holding Corp. *	93	1,996
Performance Food Group Co. *	170	7,910

		9,906

Food Products — 1.2%
Flowers Foods, Inc.	193	4,563
Freshpet, Inc. * (a)	37	5,298
J&J Snack Foods Corp.	26	3,942

		13,803

Gas Utilities — 1.2%
Chesapeake Utilities Corp.	35	4,177
ONE Gas, Inc.	85	5,386
Southwest Gas Holdings, Inc.	64	4,269

		13,832

Health Care Equipment & Supplies — 3.1%
CONMED Corp.	35	4,517
Figs, Inc., Class A * (a)	56	2,098
iRhythm Technologies, Inc. *	48	2,833
Nevro Corp. *	34	3,991
NuVasive, Inc. * (a)	82	4,895
Outset Medical, Inc. * (a)	89	4,394
Shockwave Medical, Inc. *	38	7,881
Sight Sciences, Inc. * (a)	55	1,255
Utah Medical Products, Inc. (a)	53	4,940

		36,804

Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc. *	70	4,481
Accolade, Inc. *	58	2,447
Amedisys, Inc. *	13	1,941
Encompass Health Corp.	67	5,016
Ensign Group, Inc. (The)	55	4,088
ModivCare, Inc. *	32	5,867
Patterson Cos., Inc.	125	3,768

		27,608

Health Care Technology — 0.4%
Evolent Health, Inc., Class A *	152	4,715

Hotels, Restaurants & Leisure — 3.5%
Boyd Gaming Corp. * (a)	94	5,921
Cracker Barrel Old Country Store, Inc.	25	3,496
El Pollo Loco Holdings, Inc. * (a)	200	3,380
Everi Holdings, Inc. *	280	6,779
Jack in the Box, Inc. (a)	40	3,893
Marriott Vacations Worldwide Corp.	28	4,359
Planet Fitness, Inc., Class A * (a)	64	4,988
Six Flags Entertainment Corp. *	81	3,462
Texas Roadhouse, Inc.	64	5,839

		42,117

Household Durables — 2.3%
Helen of Troy Ltd. * (a)	28	6,242
Hooker Furnishings Corp.	150	4,049
La-Z-Boy, Inc.	85	2,737
M/I Homes, Inc. *	62	3,581
MDC Holdings, Inc.	67	3,127
Sonos, Inc. *	141	4,579
Tri Pointe Homes, Inc. *	148	3,104

		27,419

Insurance — 2.0%
Lemonade, Inc. * (a)	11	759
Safety Insurance Group, Inc.	129	10,219
Selective Insurance Group, Inc.	129	9,739
Universal Insurance Holdings, Inc. (a)	258	3,364

		24,081

Interactive Media & Services — 0.7%
Bumble, Inc., Class A *	73	3,642
Eventbrite, Inc., Class A * (a)	180	3,394
MediaAlpha, Inc., Class A * (a)	57	1,071

		8,107

Internet & Direct Marketing Retail — 0.3%
RealReal, Inc. (The) * (a)	169	2,234
Xometry, Inc., Class A * (a)	26	1,491

		3,725

IT Services — 2.2%
DigitalOcean Holdings, Inc. * (a)	103	7,961
Globant SA *	22	6,223
I3 Verticals, Inc., Class A * (a)	87	2,100
LiveRamp Holdings, Inc. *	54	2,550
Rackspace Technology, Inc. * (a)	248	3,522

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Repay Holdings Corp. *	141	3,248

		25,604

Leisure Products — 0.7%
Hayward Holdings, Inc. * (a)	283	6,301
Johnson Outdoors, Inc., Class A	24	2,581

		8,882

Life Sciences Tools & Services — 0.5%
Berkeley Lights, Inc. * (a)	45	882
Personalis, Inc. *	111	2,131
Rapid Micro Biosystems, Inc., Class A * (a)	68	1,250
Seer, Inc. * (a)	35	1,224

		5,487

Machinery — 6.3%
Alamo Group, Inc.	50	6,977
Altra Industrial Motion Corp.	77	4,283
Blue Bird Corp. *	109	2,284
Graco, Inc.	25	1,780
Hillenbrand, Inc.	180	7,677
ITT, Inc.	132	11,290
John Bean Technologies Corp.	40	5,665
Kadant, Inc.	35	7,173
Lincoln Electric Holdings, Inc.	41	5,296
Mueller Industries, Inc.	150	6,165
Rexnord Corp.	170	10,929
Watts Water Technologies, Inc., Class A	35	5,883

		75,402

Media — 1.0%
Cardlytics, Inc. * (a)	38	3,187
Gray Television, Inc.	375	8,558

		11,745

Metals & Mining — 0.8%
Alcoa Corp. *	97	4,733
Warrior Met Coal, Inc.	196	4,570

		9,303

Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Ares Commercial Real Estate Corp.	335	5,057
Ladder Capital Corp.	440	4,862

		9,919

Multi-Utilities — 0.4%
Unitil Corp.	100	4,278

Oil, Gas & Consumable Fuels — 3.0%
CNX Resources Corp. * (a)	301	3,804
Delek US Holdings, Inc. *	120	2,162
EQT Corp. *	221	4,513
Equitrans Midstream Corp.	289	2,927
Matador Resources Co.	330	12,560
PDC Energy, Inc.	201	9,506

		35,472

Personal Products — 0.4%
Inter Parfums, Inc.	70	5,213

Pharmaceuticals — 0.7%
Arvinas, Inc. *	58	4,791
Revance Therapeutics, Inc. * (a)	142	3,947

		8,738

Professional Services — 0.9%
ASGN, Inc. *	29	3,239
CBIZ, Inc. *	103	3,319
ManTech International Corp., Class A	52	3,917

		10,475

Road & Rail — 1.2%
Marten Transport Ltd.	361	5,666
Saia, Inc. *	37	8,783

		14,449

Semiconductors & Semiconductor Equipment — 2.6%
Cree, Inc. *	51	4,156
FormFactor, Inc. *	150	5,600
MKS Instruments, Inc.	39	5,810
Rambus, Inc. *	289	6,413
Semtech Corp. *	58	4,531
SolarEdge Technologies, Inc. *	18	4,777

		31,287

Software — 5.6%
Anaplan, Inc. *	82	4,976
Blackline, Inc. *	48	5,630
CyberArk Software Ltd. *	40	6,275
Digital Turbine, Inc. * (a)	71	4,912
Duck Creek Technologies, Inc. *	98	4,333
Elastic NV *	34	4,998
Envestnet, Inc. *	73	5,835
Everbridge, Inc. *	40	6,014
JFrog Ltd. (Israel) *	77	2,573
Paycor HCM, Inc. *	66	2,308
Q2 Holdings, Inc. *	38	3,067
Smartsheet, Inc., Class A *	83	5,713
Upland Software, Inc. *	210	7,022
Vertex, Inc., Class A * (a)	124	2,387
Viant Technology, Inc., Class A *	46	565

		66,608

Specialty Retail — 3.1%
Floor & Decor Holdings, Inc., Class A *	40	4,885
Group 1 Automotive, Inc.	36	6,784
Leslie’s, Inc. * (a)	77	1,579
Lithia Motors, Inc., Class A	11	3,523
National Vision Holdings, Inc. *	125	7,081
Petco Health & Wellness Co., Inc. * (a)	208	4,382
Sleep Number Corp. * (a)	46	4,340
Urban Outfitters, Inc. * (a)	145	4,298

		36,872

Textiles, Apparel & Luxury Goods — 1.9%
Kontoor Brands, Inc.	136	6,778
Movado Group, Inc.	139	4,386
Oxford Industries, Inc.	59	5,317
Steven Madden Ltd. (a)	140	5,608

		22,089

Thrifts & Mortgage Finance — 2.6%
PennyMac Financial Services, Inc.	108	6,622
Premier Financial Corp.	268	8,540
Radian Group, Inc.	288	6,540
WSFS Financial Corp.	175	8,998

		30,700

Trading Companies & Distributors — 3.0%
Applied Industrial Technologies, Inc.	150	13,482
Beacon Roofing Supply, Inc. *	110	5,254
GMS, Inc. *	105	4,616
McGrath RentCorp	62	4,472

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Rush Enterprises, Inc., Class A	80	3,599
SiteOne Landscape Supply, Inc. *	21	4,181

		35,604

Water Utilities — 0.3%
American States Water Co.	40	3,412

TOTAL COMMON STOCKS (Cost $954,086)		1,170,174

	No. of Rights (000)
RIGHTS — 0.0% (b)
Biotechnology — 0.0% (b)
Clementia Pharmaceuticals, Inc. (France) * ‡ (Cost $—)	51	–	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 7.8%
INVESTMENT COMPANIES — 2.8%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (d) (e) (Cost $33,737)	33,724	33,741

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 5.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (d) (e)	53,003	53,003
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e)	5,541	5,541

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $58,544)		58,544

TOTAL SHORT-TERM INVESTMENTS (Cost $92,281)		92,285

Total Investments — 106.3% (Cost $1,046,367)		1,262,459
Liabilities in Excess of Other Assets — (6.3)%		(74,738)

Net Assets — 100.0%		1,187,721

Percentages indicated are based on net assets.

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt

(a)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $56,500.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$1,170,174	$—	$—		$1,170,174
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	33,741	—	—		33,741
Investment of Cash Collateral from Securities Loaned	58,544	—	—		58,544

Total Short-Term Investments	92,285	—	—		92,285

Total Investments in Securities	$1,262,459	$—	$—	(a)	$1,262,459

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$36,638	$79,576	$82,473	$— (c)	$—	(c)	$33,741	33,724	$5		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	55,003	62,000	64,000	(4)	4		53,003	53,003	12		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	7,059	29,725	31,243	—	—		5,541	5,541	—	(c)	—

Total	$98,700	$171,301	$177,716	$(4)	$4		$92,285		$17		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.